Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Schedule of sensitivity tests relating to changes in market factors
	December 31
	2025	2024
Gain (loss) from change:
5% increase in NIS and EURO exchange rate	$252	$201
5% decrease in NIS and EURO exchange rate	$(252)	$(201)

Schedule of liquidity risk by holding cash balances, short-term deposits and secured bank credit facilities
	December 31, 2025

	Carrying amount	12 months or less	1-2 years	2-15 years
Non-derivative financial liabilities♠
Current liabilities
Current maturities of long-term liabilities	1,527	1,527	-	-
Trade payables and accrued expenses	7,648	7,648	-	-
Other payables	4,531	4,531	-	-
Non-current liabilities
Liabilities in respect of IIA grants	15,844	-	355	15,489
Lease liabilities	11,894	-	1,229	10,665

	December 31, 2024

	Carrying amount	12 months or less	1-2 years	2-15 years
Non-derivative financial liabilities
Current liabilities
Current maturities of long-term liabilities	1,138	1,138	-	-
Trade payables and accrued expenses	5,281	5,281	-	-
Other payables	3,556	3,556	-	-
Non-current liabilities
Grants received in advance	736	-	736	-
Liabilities in respect of IIA grants	15,832	-	403	15,429
Lease liabilities	10,010	-	901	9,109